Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 11,220	$ 11,046	$ 10,451	$ 12,172	$ 12,288	$ 11,693	$ 10,955	$ 10,756	$ 10,408	$ 10,134	$ 10,000
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 10,954	10,810	10,253	11,967	12,113	11,553	10,848	10,677	10,367	10,119	10,000
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 11,078	10,920	10,346	12,067	12,197	11,621	10,900	10,716	10,382	10,121	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
Account Value	$ 10,946	$ 10,817	$ 10,297	$ 11,676	$ 11,799	$ 11,359	$ 10,681	$ 10,576	$ 10,321	$ 10,151	$ 10,000